Trade and other receivables (Tables)	6 Months Ended
Jun. 30, 2024
Subclassifications of assets, liabilities and equities [abstract]
Schedule of trade and other current receivables

(in thousands of USD)	June 30, 2024	December 31, 2023

Receivable from contracts with customers	137,854	88,544
Receivable from contracts with customers - TI Pool	87,115	169,339
Accrued income	12,877	13,706
Accrued interest	835	1352
Deferred charges	35,426	17,601
Deferred fulfillment costs	705	2,278
Other receivables	3,030	11,414
Lease receivables	1,742	1,591
Derivatives	1,401	1,286
Total trade and other receivables	280,985	307,111